Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Vehicle	$ 5,564,720	$ 5,553,053	$ 5,723,839
Accumulated depreciation	(2,783,756)	(2,242,866)	(1,134,680)
Total property and equipment - net	2,780,964	3,310,187	4,589,159
Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(19,588)	(9,992)
Total property and equipment - net	69,146	78,742
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 5,119,048	$ 5,119,048	5,142,828
Estimated useful lives (Years)	5 years	5 years
Vehicles [Member] | Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 88,734	$ 88,734
Estimated useful lives (Years)	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 277,304	$ 265,637	265,637
Estimated useful lives (Years)	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 129,475	$ 129,475	129,475
Estimated useful lives (Years)	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 29,422	$ 29,422	29,422
Estimated useful lives (Years)	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Vehicle	$ 9,471	$ 9,471	9,471
Estimated useful lives (Years)	5 years	5 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Vehicle			$ 147,006
Estimated useful lives (Years)		5 years